RELATED PARTIES	12 Months Ended
Jun. 30, 2023
RELATED PARTIES [Abstract]
RELATED PARTIES
16.	RELATED PARTIES

(a)	Subsidiaries

	Country of Incorporation	Equity Interest
		2023%	2022%	2021%
Hyperion Metals (Australia) Pty Ltd	Australia	100	100	100
IperionX Critical Minerals LLC	United States	100	100	100
IperionX Technology LLC	United States	100	100	100
IperionX Inc.	United States	100	100	-
Calatos Pty Ltd LLC	United States	100	100	100

(b)	Ultimate Parent

IperionX Limited is the ultimate parent of the Group.

(c)	Key Management Personnel

The aggregate compensation made to Key Management Personnel of the Group is set out below:

	2023 US$	2022 US$	July 20, 2020 to June 30, 2021 US$
Short-term employee benefits	2,109,813	1,503,275	275,246
Post-employment benefits	47,502	25,114	6,079
Share-based payments	1,650,382	7,146,121	3,681,159
Total compensation	3,807,697	8,674,510	3,962,484

No loans were provided to or received from Key Management Personnel during the year ended June 30, 2023 (2022: nil) (2021: nil).

(d)	Other transactions with Related Parties

Performance Industries, Inc., a Company associated with Mr. Scott Sparks, Chief Operating Officer of the Company, was paid US$145,055 during the 2023 financial year for the provision engineering and construction services to the Group. The Company considers that the services provided by Performance Industries, Inc. were provided on an arm’s length basis.

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.